Tax (Details) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
IRPJ [Member]
Tax [Line Items]
Taxable income rate	15.00%	15.00%
Taxable income rate in additional	10.00%	10.00%
Exceed profit (in Dollars)	$ 240,000	$ 240,000
CSLL [Member]
Tax [Line Items]
Taxable income rate	9.00%	9.00%